Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2016
Significant Accounting Policies [Abstract]
Revenue from Major Customers
Customers individually accounting for more than 10% of the Company's revenues during the nine-month periods ended September 30, 2016 and 2015, were:

Customer	2016	2015
A	19%	-
B	12%	-
C	10%	21%
D	-	56%
E	-	23%
Total	41%	100%